CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Aggregate minimum lease commitments, net of sub-lease proceeds in the amount of $ 22, under non-cancelable operating leases as of December 31, 2015, were as follows:

	Minimum	Minimum
	Facilities	Vehicles
	Lease	Lease
Year ended December 31,	Payments	Payments	Total

2016	$511	$12	$523
2017	396	-	396
2018	193	-	193

	$1,100	$12	$1,112